Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash (Note 6)	$ 14,864	$ 5,756
Prepaid expenses	8,912	8,489
Total Current assets	23,776	14,245
Non-current assets
Investment in Forum Energy Limited (Note 7)	6,242,423	8,568,094
Assets	6,266,199	8,582,339
Current liabilities
Trade and accrued payables	34,322	41,607
Short term loan (Note 9)	40,248	895,637
Total Current liabilities	74,570	937,244
Shareholders' Equity
Share capital (Note 8)	18,775,628	17,620,625
Contributed surplus (Note 8)	3,058,063	3,058,063
Accumulated other comprehensive income (Note 7)	3,780,492	6,106,163
Deficit	(19,422,554)	(19,139,756)
Total Stockholders equity	6,191,629	7,645,095
Total Liabilities and stockholder equity	$ 6,266,199	$ 8,582,339